Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Contract with Customer, Liability [Abstract]
Summary of Contract With Customer Liability

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities

Customer advance deposits	33,508	6,561
Unearned revenue	4,219	2,637

Total current contract liabilities	37,727	9,198

Non-current liabilities
Customer advance deposits	847	—
Unearned revenue	1,384	1,618

Total non-current contract liabilities	2,231	1,618

Total contract liabilities	39,958	10,816